EMPLOYEES AND PAYROLL ACCRUALS	12 Months Ended
Dec. 31, 2016
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EMPLOYEES AND PAYROLL ACCRUALS

NOTE 8:- EMPLOYEES AND PAYROLL ACCRUALS

As of December 31, 2016 and 2015, employees and payroll accruals include a total amount of $ 1,842 and $ 2,568, respectively, related to payroll accrued for the benefit of certain related parties since 2002 until 2007.